Accounts receivable, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable, net
Accounts receivable	$ 24,660,089	$ 12,274,970	$ 2,506,398
Allowance for doubtful accounts:
Balance at beginning of the year	(1,295,149)
Additions	(11,422)	(1,295,149)
Write-off	15,379
Foreign exchange effect	5,072
Balance at end of the year	(1,286,120)	(1,295,149)
Accounts receivable, net	$ 23,373,969	$ 10,979,821	$ 2,506,398